Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Current year	$ (3,833)	$ (1,544)	$ (2,300)
(Underprovided)/overprovided in prior years	1	47	95
Current tax expense	(3,832)	(1,497)	(2,395)
Deferred tax (expense)/income
Origination and reversal of temporary differences	1,872	(459)	(242)
(Utilization)/recognition of deferred tax assets on tax losses	23	116	3
Recognition of previously unrecognized tax losses	16	227	40
Deferred tax (expense)/income	1,912	(116)	(199)
Income tax expense	$ (1,920)	$ (1,613)	$ (2,594)